Trade accounts receivable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected credit losses	R$ (185)	R$ (112)
Total	2,910	3,232
Trade accounts receivable, current	2,910	3,232
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,287	1,547
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,808	1,797
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,273	1,533
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	1,808	1,797
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	R$ 14	R$ 14